Summary of Premiums and Contract Charges by Product (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Product Information [Line Items]
Premiums	$ 108,452	$ 103,447	$ 90,941
Contract charges	77,314	77,194	76,171
Total premiums and contract charges	185,766	180,641	167,112
Contract charges expense	(75,879)	(75,483)	(74,733)
Traditional life insurance
Product Information [Line Items]
Premiums	61,980	59,185	55,996
Accident and health insurance
Product Information [Line Items]
Premiums	46,472	44,262	34,945
Interest-sensitive life insurance
Product Information [Line Items]
Contract charges	77,324	76,931	76,103
Fixed annuities
Product Information [Line Items]
Contract charges		$ 263	$ 68
Contract charges expense	$ (10)